Combined and Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2015 CNY (¥)
Cash flows from operating activities
Net (loss) income for the year	¥ 191,809	$ 29,112	¥ 2,916	¥ (39,912)
Adjustments to reconcile net cash flows from operating activities:
Depreciation	74,436	11,297	69,548	56,134
Amortization of land use right	973	148	973	973
Amortization of acquired intangible assets	2,647	402	1,573
Income on disposal of property and equipment	80	12	83	289
Share-based compensation			95,070
Investment income	(13,406)	(2,035)
Deferred income taxes	975	148	4,769	(32,085)
Changes in operating assets and liabilities and other, net:
Accounts receivable	2,181	331	(2,066)
Inventories	982	149	(485)	(1,607)
Amounts due from related parties	(2,405)	(365)
Other receivables, deposits and other assets	(1,180)	(179)	(2,253)	262
Accounts payable	14,550	2,208	(8,438)	12,949
Amounts due to related parties	1,411	214	(1,958)	(1,094)
Accrued expenses and other current liabilities	69,105	10,488	25,122	17,010
Deferred revenue	96,473	14,642	160,941	117,184
Other assets and liabilities	26,288	3,990	14,863	4,784
Net cash provided by operating activities	464,919	70,562	360,658	134,887
Cash flows from investing activities
Purchase of held-to-maturity investments	(186,000)	(28,230)	(30,500)
Purchase of debt investment	(780,000)	(118,383)
Proceeds from disposal of held-to-maturity securities	215,885	32,765
Proceeds from disposal of debt investment	787,631	119,541
Payment for acquisition deposits	(78,750)	(11,952)
Additions of property and equipment	(97,116)	(14,739)	(92,687)	(134,524)
Proceeds from sale of property and equipment	73	11	32	1,071
Acquisition of subsidiaries, net of cash acquired RMB 6,899 and RMB 651 in 2016 and 2017, respectively	(2,125)	(322)	(101)
Advances to related parties	(144,560)	(21,940)	(716,788)	(262,490)
Repayments from related parties	229,237	34,792	872,130	241,562
Net cash (used in)/provided by investing activities	(55,725)	(8,457)	32,086	(154,381)
Cash flows from financing activities
Proceeds from capital contribution	3,600	546		3,000
Proceeds from initial public offering, net of offering cost paid RMB 3,226 in 2017	1,147,886	174,218
Advances from related parties	71,367	10,832	112,586	192,272
Payment for the consideration for the transfer of schools as a result of Reorganization	(3,667)	(557)
Repayments to related parties	(57,675)	(8,753)	(387,127)	(79,658)
Net cash provided by/(used in) financing activities	1,161,511	176,286	(274,541)	115,614
Net increase in cash and cash equivalents, and restricted cash	1,570,705	238,391	118,203	96,120
Cash and cash equivalents, and restricted cash at beginning of the year	362,451	55,010	244,248	148,128
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(36,494)	(5,539)
Cash and cash equivalents, and restricted cash at end of the year	1,896,662	287,862	362,451	244,248
Supplemental disclosure of cash flow information:
Income tax paid	16,378	2,486	2,209	1,043
Non-cash investing activities:
Acquisition of subsidiaries			102,530
Capital contribution through additions to property and equipment				16,379
Acquisition of additional interest in subsidiaries of non-controlling interests	15,712	2,385
Distribution to owners under group Reorganization	32,167	4,882
Other payable related to cost of initial public offering	(1,025)	(156)
Accounts payable balance for acquisition of property and equipment	(28,281)	(4,292)	(10,557)	(15,632)
Amounts due to related parties balance for acquisition of property and equipment	¥ (1,858)	$ (282)	¥ (707)	¥ (47,281)